Organization and Nature of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2020	Apr. 02, 2019	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2018	Sep. 30, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Aug. 05, 2020	Jun. 30, 2020
Organization And Nature Of Business [Line Items]
Organisation incorporated date								Oct. 22, 2019
Shares of common stock was declared effective				500,000,000						1,000		1,000
Members capital par value or stated value per unit				$ 0.001		$ 0.001		$ 0.001		$ 0.001
Number of units converted					3,456,634
Number of shares issued upon conversion					38,111,001			12,472,242
Reclassification of members capital					$ 7,006
CARES Act [Member]
Organization And Nature Of Business [Line Items]
Grants received			$ 3,725
Common Stock Subject To Service-Based Vesting [Member]
Organization And Nature Of Business [Line Items]
Number of shares issued upon conversion					22,612,472
OAK Street Health Inc and Affiliates [Member]
Organization And Nature Of Business [Line Items]
Shares of common stock was declared effective						500,000,000		500,000,000		1,000
Members capital par value or stated value per unit						$ 0.01		$ 0.01		$ 0.01
Stock issued during period shares								1,471,623		25,518
Proceeds from initial public offering	$ 351,229							$ 377,344
Payments for underwriting expense	22,641
Deferred offering costs	$ 3,474
Number of units converted	15,928,876							(3,456,634)
Number of shares issued upon conversion	200,286,312							12,472,242
Reclassification of redeemable investor units	$ 545,001
Payments to acquire businesses, gross									$ 166
Contract liabilities, current						$ 3,719		$ 3,719		$ 3,785
Deferred payroll taxes						4,200		$ 4,200
OAK Street Health Inc and Affiliates [Member] | CARES Act [Member] | Medicare Accelerated Advanced Payment Scheme [Member]
Organization And Nature Of Business [Line Items]
Percentage of interest free loans received								100.00%
Period after mediclaim issue when advance payments will begin								1 year
Period after mediclaim issue when advance payments are due								11 months
Proceeds from short term debt						1,520
Contract liabilities, current						1,520		$ 1,520
OAK Street Health Inc and Affiliates [Member] | CARES Act [Member] | Medicare Accelerated Advanced Payment Scheme [Member] | Repayment Period One [Member]
Organization And Nature Of Business [Line Items]
Recoupment percentage of medicare payments								25.00%
OAK Street Health Inc and Affiliates [Member] | CARES Act [Member] | Medicare Accelerated Advanced Payment Scheme [Member] | Repayment Period Two [Member]
Organization And Nature Of Business [Line Items]
Recoupment percentage of medicare payments								50.00%
OAK Street Health Inc and Affiliates [Member] | Grant [Member]
Organization And Nature Of Business [Line Items]
Grants received						24		$ 4,698
OAK Street Health Inc and Affiliates [Member] | Cost of Care [Member] | Grant [Member] | CARES Act [Member]
Organization And Nature Of Business [Line Items]
Grants received						$ 3,938		$ 4,722
OAK Street Health Inc and Affiliates [Member] | Revenue Benchmark [Member]
Organization And Nature Of Business [Line Items]
Concentration risk percentage								97.00%
OAK Street Health Inc and Affiliates [Member] | Primary Care Center [Member]
Organization And Nature Of Business [Line Items]
Payments to acquire businesses, gross		$ 166
OAK Street Health Inc and Affiliates [Member] | Oak Street Health MSO LLC [Member] | Corporate Joint Venture [Member]
Organization And Nature Of Business [Line Items]
Ownership percentage in joint ventures				50.10%			51.00%
Contributions made to joint ventures				$ 5,967			$ 2,754
OAK Street Health Inc and Affiliates [Member] | BCBSRI [Member] | Corporate Joint Venture [Member]
Organization And Nature Of Business [Line Items]
Ownership percentage in joint ventures				49.90%
Contributions made to joint ventures				$ 5,943
OAK Street Health Inc and Affiliates [Member] | Evangelical Services Corporation [Member] | Corporate Joint Venture [Member]
Organization And Nature Of Business [Line Items]
Ownership percentage in joint ventures							49.00%
Contributions made to joint ventures							$ 2,646
OAK Street Health Inc and Affiliates [Member] | Oak Street Health PCJ Joliet [Member] | Corporate Joint Venture [Member]
Organization And Nature Of Business [Line Items]
Ownership percentage in joint ventures				50.10%
Contributions made to joint ventures				$ 102
OAK Street Health Inc and Affiliates [Member] | Primary Care Physicians of Joliet [Member] | Corporate Joint Venture [Member]
Organization And Nature Of Business [Line Items]
Ownership percentage in joint ventures				49.90%
Contributions made to joint ventures				$ 101
OAK Street Health Inc and Affiliates [Member] | Additional Paid-In Capital [Member]
Organization And Nature Of Business [Line Items]
Reclassification of members capital	7,006
OAK Street Health Inc and Affiliates [Member] | Common Stock [Member]
Organization And Nature Of Business [Line Items]
Reclassification of members capital	$ 223
OAK Street Health Inc and Affiliates [Member] | Common Stock Option To Purchase [Member]
Organization And Nature Of Business [Line Items]
Number of units converted	1,924
OAK Street Health Inc and Affiliates [Member] | Common Stock Subject To Service-Based Vesting [Member]
Organization And Nature Of Business [Line Items]
Number of shares issued upon conversion	22,612,472
IPO [Member]
Organization And Nature Of Business [Line Items]
Stock issued during period shares				17,968,750
Shares offering, price per share				$ 21.00
IPO [Member] | OAK Street Health Inc and Affiliates [Member]
Organization And Nature Of Business [Line Items]
Shares of common stock was declared effective											17,968,750
Members capital par value or stated value per unit											$ 0.001
Stock issued during period shares	17,968,750
Shares offering, price per share	$ 21.00
Over-Allotment Option [Member]
Organization And Nature Of Business [Line Items]
Stock issued during period shares				2,343,750
Over-Allotment Option [Member] | OAK Street Health Inc and Affiliates [Member]
Organization And Nature Of Business [Line Items]
Stock issued during period shares	2,343,750